LONG-TERM DEBT - Repayment of Senior Notes and Related Derivative Settlements (Details)	1 Months Ended			12 Months Ended
	Dec. 31, 2025 CAD ($)	Jul. 31, 2025 CAD ($)	Mar. 31, 2025 CAD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2025 USD ($)	Jul. 31, 2025 USD ($)	Apr. 30, 2025 CAD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CAD ($)	Jan. 31, 2024 CAD ($)
Disclosure of detailed information about borrowings [line items]
Proceeds received from derivative				$ 114,000,000	$ 107,000,000
Gain on redemption of long-term debt		$ 151,000,000		$ 151,000,000	$ 0
Debt derivatives
Disclosure of detailed information about borrowings [line items]
Proceeds received from derivative	$ 25,000,000
Senior Notes Due 2025 - 2.950%
Disclosure of detailed information about borrowings [line items]
Notional amount									$ 1,000,000,000
Interest rate									2.95%
Repayment of long-term debt			$ 1,344,000,000
Proceeds received from derivative			95,000,000
Senior Notes Due 2025 - 2.950% | Debt derivatives
Disclosure of detailed information about borrowings [line items]
Proceeds received from derivative			$ 95,000,000
Senior Notes Due 2025 - 2.950% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Notional amount						$ 1,000,000,000
Interest rate	2.95%			2.95%		2.95%
Senior Notes Due 2025 - 3.100%
Disclosure of detailed information about borrowings [line items]
Notional amount								$ 1,250,000,000
Interest rate								3.10%
Senior Notes Due 2025 - 3.100% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,250,000,000			$ 1,250,000,000
Interest rate	3.10%			3.10%		3.10%
Senior Notes, Canadian Dollar-Denominated
Disclosure of detailed information about borrowings [line items]
Borrowings repurchased, face amount		1,205,000,000
Borrowings repurchased		$ 1,147,000,000
Senior Notes, US Dollar-Denominated
Disclosure of detailed information about borrowings [line items]
Borrowings repurchased, face amount							$ 1,738,000,000
Borrowings repurchased							$ 1,411,000,000
Senior Notes Due 2025 - 3.625%
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 700,000,000			$ 700,000,000		$ 700,000,000
Interest rate	3.625%			3.625%		3.625%
Repayment of long-term debt	$ 937,000,000
Senior Notes Due 2025 - 3.625% | Debt derivatives
Disclosure of detailed information about borrowings [line items]
Proceeds received from derivative	$ 25,000,000
Senior Notes Due 2025 - 3.625% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Notional amount						$ 700,000,000
Interest rate	3.625%			3.625%		3.625%
Senior Notes - 4.35%
Disclosure of detailed information about borrowings [line items]
Notional amount											$ 500,000,000
Interest rate											4.35%
Senior Notes Due 2024 - 4.000%
Disclosure of detailed information about borrowings [line items]
Notional amount										$ 600,000,000
Interest rate										4.00%